                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -----       --------------------

         Post-Effective Amendment No.  1         File No. 333-74865          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              3       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN          55440-0534
-------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's Telephone Number, including Area Code        (612) 671-3678
-------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a) (1)
     [X] on May 1, 2000, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2000

American Express Signature Variable Annuity

Individual flexible premium deferred combination fixed/variable annuity

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
             80 South Eighth Street
             P.O. Box 534
             Minneapolis, MN 55440-0534
             Telephone:  800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o   American Express(R)Variable Portfolio Funds           o   J. P. Morgan Series Trust II
o   AIM Variable Insurance Funds, Inc.                    o   Lazard Retirement Series, Inc.
o   Alliance Variable Products Series Fund                o   MFS(R)Variable Insurance TrustSM
o   Baron Capital Funds                                   o   Putnam Variable Trust
o   Fidelity Variable Insurance Products Service Class    o   Royce Capital Fund
o   Franklin Templeton Variable Insurance Products Trust  o   Third Avenue Variable Series Trust
o   Goldman Sachs Variable Insurance Trust (VIT)          o   Wanger Advisors Trust
o   Janus Aspen Series: Service Shares                    o   Warburg Pincus Trust

Please read the prospectuses carefully and keep them for future reference. This contract is available for nonqualified annuities, IRAs (including Roth IRAs), Simplified Employee Pension (SEP) plans and Tax-Sheltered Annuity (TSA) rollovers.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adeqacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms.......................................................................
The Contract in Brief...........................................................
Expense Summary.................................................................
Condensed Financial Information (Unaudited).....................................
Financial Statements............................................................
Performance Information.........................................................
The Variable Account and the Funds..............................................
The Fixed Accounts..............................................................
Buying Your Contract............................................................
Charges.........................................................................
Valuing Your Investment.........................................................
Making the Most of Your Contract................................................
Withdrawals.....................................................................
TSA - Special Withdrawal Provisions.............................................
Changing Ownership..............................................................
Benefits in Case of Death.......................................................
The Annuity Payout Period.......................................................
Taxes...........................................................................
Voting Rights...................................................................
Substitution of Investments.....................................................
About the Service Providers.....................................................
Additional Information About American Enterprise Life...........................
Directors and Executive Officers................................................
Experts.........................................................................
American Enterprise Life Financial Information..................................
Table of Contents of the Statement of Additional Information....................

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract -- a deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payout beginning at a specified time in the future.

Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed accounts -- The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from these accounts prior to the end of the term specified will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Funds -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period -- The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA) -- A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date -- The date when annuity payouts are scheduled to begin.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value -- The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax-deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o    the  fixed   accounts,   which  earn  interest  at  rates  that  we  adjust
     periodically. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. __ )

o    Minimum initial purchase payment -

                  $5,000 in Texas, Washington, Pennsylvania and South Carolina; $2,000 in all other states

o    Minimum additional  purchase payment - $100 ($50 for Systematic  Investment
     Plans)

o    Maximum total purchase payments (without prior approval)-

                  $1,000,000 (for issue ages up to 85)
                    $100,000 (for issue ages 86 to 90)

Transfers: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 ) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay thebeneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. )

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. )

Charges:

We assess  certain  charges  in  connection  with your  contract:

o    $30 annual contract administrative charge;
o    0.15% variable account administrative charge;
o 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base), an annual fee based on an adjusted contract value (currently 0.35%);
o if you select the 8% Performance Credit Rider, an annual fee of 0.25% of the contract anniversary contract value;
o    withdrawal charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and
o the operating expenses of the funds in which the subaccounts invest (if you allocate money to one or more subaccounts)

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

Contract owner expenses:

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn).........


             Years from purchase                Withdrawal charge
             payment receipt                    percentage
                    1                                7%
                    2                                7
                    3                                6
                    4                                6
                    5                                5
                    6                                4
                    7                                2
                    Thereafter                       0

Withdrawal  charge under Annuity Payout Plan E - Payouts for a specified period:
The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the investment rate plus 1.77%. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

         Annual contract administrative charge                $30*

*We will waive this charge when your contract value, or total purchase payments less any payments withdrawn, is $50,000 or more on the current contract anniversary.

Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee:** as a percentage of an adjusted contract value
charged annually. This is an optional expense.                 0.35%

8% Performance Credit Rider fee:**
as a percentage of the contract value at contract
anniversary charged annually. This is an optional expense.     0.25%

**You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation benefit Base) or the 8% Performance Credit Rider, but not both.

Annual variable account expenses (as a percentage of average subaccount value):

         Variable account administrative charge                0.15%
         Mortality and expense risk fee***                     1.25%
                                                               -----
         Total annual variable account expenses                1.40%

***Includes a death benefit choice of either the Option A - Return of purchase payment death benefit, Option B - Maximum anniversary value death benefit or the 5% Accumulation death benefit.

[Annual operating expenses of the fund and expense examples to be inserted upon amendment]

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount.

[To be inserted upon amendment]

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including the:

o    contract administrative charge,

o    variable account administrative charge,

o the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee,

o    the 8% Performance credit Rider fee,

o    mortality and expense risk fee, and

o withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and the 8% Performance Credit Rider fee. We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                                                                 Investment Advisor or
Subaccount             Investing In                 Investment Objectives and Policies:          Manager
-----------------------------------------------------------------------------------------------------------------------
                AXPSM Variable Portfolio -  Objective: long-term total return exceeding that    IDS Life, investment
                Blue Chip Advantage Fund    of the U.S. stock market. Invests primarily in      manager; American
                                            common stocks of companies included in the          Express Financial
                                            unmanaged S&P 500 Index.                            Corporation (AEFC)
                                                                                                investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ESI       AXPSM Variable Portfolio -  Objective: high level of current income while       IDS Life, investment
                Bond Fund                   conserving the value of the investment for the      manager; AEFC,
                                            longest time period. Invests primarily in           investment advisor.
                                            investment-grade bonds.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ECR       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily  IDS Life, investment
                Capital Resource Fund       in U.S. common stocks.                              manager; AEFC
                                                                                                investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EMS       AXPSM Variable Portfolio -  Objective: maximum current income consistent with   IDS Life, investment
                Cash Management Fund        liquidity and conservation of capital. Invests in   manager; AEFC
                                            money market securities.                            investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                AXPSM Variable Portfolio -  Objective: a high level of current income and, as   IDS Life, investment
                Diversified Equity Income   a secondary goal, steady growth of capital.         manager; AEFC
                Fund                        Invests primarily in dividend-paying common and     investment advisor.
                                            preferred stocks.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EIA       AXPSM Variable Portfolio -  Objective: high current income, with capital        IDS Life, investment
                Extra Income Fund           growth as a secondary objective. Invests primarily  manager; AEFC
                                            in long-term, high-yielding, high-risk debt         investment advisor.
                                            securities below investment grade issued by U.S.
                                            and foreign corporations.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                AXPSM Variable Portfolio -  Objective: a high level of current income and       IDS Life, investment
                Federal Income Fund         safety of principal consistent with an investment   manager; AEFC
                                            in U.S. government and government agency            investment advisor.
                                            securities. Invests primarily in debt obligations
                                            issued or guaranteed as to principal and interest
                                            by the U.S. government, its agencies or
                                            instrumentalities.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests        IDS Life, investment
                Growth Fund                 primarily in common stocks and securities           manager; AEFC
                                            convertible into common stocks that appear to       investment advisor.
                                            offer growth opportunities.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EMG       AXPSM Variable Portfolio -  Objective: maximum total investment return through  IDS Life, investment
                Managed Fund                a combination of capital growth and current         manager; AEFC
                                            income. Invests primarily in stocks, convertible    investment advisor.
                                            securities, bonds and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EGD       AXPSM Variable Portfolio -  Objective: long-term growth of capital. Invests     IDS Life, investment
                New Dimensions Fund         primarily in common stocks of U.S. and foreign      manager; AEFC
                                            companies showing potential for significant growth. investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests        IDS Life, investment
                Small Cap Advantage Fund    primarily in equity stocks of small companies that  manager; AEFC
                                            are often included in the S&P SmallCap 600 Index    investment advisor.
                                            or the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ECA       AIM V.I. Capital            Objective: growth of capital.  Invests primarily    A I M Advisors, Inc.
                Appreciation Fund           in common stocks, with emphasis on medium- or
                          small-sized growth companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ECD       AIM V.I. Capital            Objective: long term growth of capital.  Invests    A I M Advisors, Inc.
                Development Fund            primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EVA       AIM V.I. Value Fund         Objective: long-term growth of capital with income  A I M Advisors, Inc.
                                            as a secondary objective. Invests primarily in
                                            equity securities judged to be undervalued
                                            relative to the investment advisor's appraisal of
                                            the current or projected earnings of the companies
                                            issuing the securities, or relative to current
                                            market values of assets owned by the companies
                                            issuing the securities, or relative to the equity
                                            market generally.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EPP       Alliance VP Premier Growth  Objective: long-term growth of capital. Invests     Alliance Capital
                Portfolio (Class B)         primarily in equity securities of a limited number  Management, L.P.
                                            of large, carefully selected, high-quality U.S.
                                            companies that are judged likely to achieve
                                            superior earnings growth.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ETC       Alliance VP Technology      Objective: growth of capital. Invests primarily in  Alliance Capital
                Portfolio (Class B)         securities of companies expected to benefit from    Management, L.P.
                                            technological advances and improvements.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EHG       Alliance VP U.S.            Objective: high level of current income consistent  Alliance Capital
                Government/High Grade       with preservation of capital. Invest primarily in   Management, L.P.
                Securities Portfolio        (1) U.S. Government securities and (2) other
                (Class B)                   high-grade debt securities or, if unrated, of
                                            equivalent quality.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EAS       Baron Capital Asset Fund    Objective: capital appreciation. Invests primarily  BAMCO, Inc.
                                            in securities of small and medium sized companies
                                            with undervalued assets or favorable growth
                                            prospects.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EFG       Fidelity VIP III Growth &   Objective: high total return through a combination  Fidelity Management &
                Income Portfolio (Service   of current income and capital appreciation.         Research Company
                Class)                      Invests primarily in common stocks with a focus on  (FMR), investment
                                            those that pay current dividends and show           manager; FMR U.K. and
                                            potential for capital appreciation.                 FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
      EFM       Fidelity VIP III Mid Cap    Objective: long-term growth of capital. Invests     FMR, investment
                Portfolio (Service Class)   primarily in medium market capitalization common    manager; FMR U.K. and
                                            stocks.                                             FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EFO       Fidelity VIP Overseas       Objective: long-term growth of capital. Invests     FMR, investment
                Portfolio (Service Class)   primarily in common stocks of foreign securities.   manager; FMR U.K.,

                                                                                                FMR
                                                                                                Far
                                                                                                East,
                                                                                                Fidelity
                                                                                                International
                                                                                                Investment
                                                                                                Advisors
                                                                                                (FIIA)
                                                                                                and
                                                                                                FIIA
                                                                                                U.K.,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ERE       FT VIP Franklin Real        Objective: capital appreciation with a secondary    Franklin Advisers,
                Estate Securities Fund -    goal to earn current income. Invests primarily in   Inc.
                Class 2                     securities of companies operating in the real
                                            estate industry, primarily equity real estate
                                            investment trusts (REITS).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EMU       FT VIP Mutual Shares        Objective: capital appreciation with income as a    Franklin Mutual
                Securities Fund - Class 2   secondary goal. Invests primarily in equity         Advisers, LLC
                                            securities of companies that the manager believes
                                            are available at market prices less than their
                                            actual value based on certain recognized or
                                            objective criteria
                                            (intrinsic value).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EIS       FT VIP Templeton            Objective: long-term capital appreciation. Invests  Templeton Investment
                International Smaller       primarily in equity securities of smaller           Counsel, Inc.
                Companies Fund - Class 2    companies located outside the U.S., including in
                                            emerging markets.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      JCG       Goldman Sachs VIT Capital   Objective: long-term growth of capital. Invest      Goldman Sachs Asset
                Growth Fund                 primarily in equity securities considered by the    Management
                                            Investment Advisor to have long-term
                                            capital appreciation potential.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      JUS       Goldman Sachs VIT CORESM    Objective: long-term growth of capital and          Goldman Sachs Asset
                U.S. Equity Fund            dividend income. Invests primarily in a broadly     Management
                                            diversified portfolio of large-cap and blue chip
                                            equity securities representing all major sectors
                                            of the U.S. economy.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      JGL       Goldman Sachs VIT Global    Objective: high total return, emphasizing current   Goldman Sachs Asset
                Income Fund                 income, and, to a lesser extent, providing          Management
                                            opportunities for capital appreciation. Invests     International
                                            primarily in a portfolio of high quality
                                            fixed-income securities of U.S. and foreign
                                            issuers and enters into transactions in foreign
                                            currencies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      JIF       Goldman Sachs VIT           Objective: long-term capital appreciation. Invests  Goldman Sachs Asset
                International Equity Fund   primarily in equity securities of companies that    Management
                                            are organized outside the U.S., or whose            International
                                            securities are principally traded outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                Goldman Sachs VIT Internet  Objective:
                Tollkeeper Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                Janus Aspen Aggressive      Objective: long-term growth of capital. Invests     Janus Capital
                Growth Portfolio: Service   primarily in common stocks selected for their
                Shares                      growth potential and normally invests at least 50%
                                            of its equity assets in medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                Janus Aspen Growth          Objective: long-term growth of capital in a manner  Janus Capital
                Portfolio: Service Shares   consistent with the preservation of capital.
                                            Invests  primarily in common  stocks
                                            selected for their growth potential.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                Janus Aspen International   Objective: long-term growth of capital. Invests at  Janus Capital
                Growth Portfolio: Service   least 65% of its total assets in securities of
                Shares                      issuers from at least five different countries,
                                            excluding the U.S. It may at times invest all of
                                            its assets in fewer than five countries or even a
                                            single country.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EDE       J.P. Morgan U.S.            Objective: outperform U.S. stock markets over the   J.P. Morgan
                Disciplined Equity          long term through a disciplined management
                Portfolio                   approach. Invests primarily in large- and
                      medium-capitalization U.S. companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ERQ       Lazard Retirement Equity    Objective: long-term capital appreciation. Invests  Lazard Asset
                Portfolio                   primarily in equity securities, principally common  Management stocks of relatively large U.S. companies (those
                                            whose total market value is more than $1 billion)
                                            that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ERI       Lazard Retirement           Objective: long-term capital appreciation. Invests  Lazard Asset
                International Equity        primarily in equity securities, principally common  Management
                Portfolio                   stocks of relatively large non-U.S. companies
                                            (those whose total market value is more than $1
                                            billion) that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      END       MFS(R) VIT New Discovery      Objective: capital appreciation. Invests primarily  MFS Investment
                Series                      in equity securities of emerging growth companies.  Management(R)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      ERS       MFS(R) VIT Research Series    Objective: long-term growth of capital and future   MFS Investment
                                            income. Invests primarily in common stocks and      Management(R)
                                            related securities that have favorable prospects
                                            for long-term growth, attractive valuations based
                                            on current and expected earnings or cash flow,
                                            dominant or growing market share, and superior
                                            management.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EUT       MFS(R) VIT Utilities Series   Objective: capital growth and current income.       MFS Investment
                                            Invests primarily in equity and debt securities of  Management(R)
                                            domestic and foreign companies in the utilities
                                            industry.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EPG       Putnam VT Growth and        Objective: capital growth and current income.       Putnam Investment
                Income Fund - Class IB      Invests primarily in common stocks that offer       Management, Inc.
                Shares                      potential of capital growth, current income or
                                            both.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EPL       Putnam VT International     Objective: capital appreciation. Invests primarily  Putnam Investment
                Growth Fund - Class IB      in growth stocks outside the U.S.                   Management, Inc.
                Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EPN       Putnam VT International     Objective: long-term capital appreciation by        Putnam Investment
                New Opportunities Fund -    investing in companies that have above-average      Management, Inc.
                Class IB Shares             growth prospects due to the fundamental growth of
                                            their market sector. Invests primarily in growth
                                            stocks outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EMC        Royce Micro-Cap Portfolio  Objective: long-term growth of capital. Invests     Royce & Associates,
                                            primarily in a broadly diversified portfolio of     Inc.
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EPR       Royce Premier Portfolio     Objective: long-term growth of capital with         Royce & Associates,
                                            current income as a secondary objective. Invests    Inc.
                                            primarily in a limited number of equity securities
                                            issued by small companies with stock market
                                            capitalization between $300 million and $1.5
                                            billion.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                Third Avenue Value          Objective: long-term capital appreciation. Invests  The Investment
                Portfolio                   primarily in common stocks of well-finance          Adviser EQSF
                                            companies at a substantial discount to what the     Advisers, Inc.
                                            Advisor believes is their true value.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EIC       Wanger International Small  Objective: long-term growth of capital. Invests     Wanger Asset
                Cap                         primarily in stocks of small- and medium-size       Management, L.P.
                                            non-U.S. companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EUC       Wanger U.S. Small Cap       Objective: long-term growth of capital. Invests     Wanger Asset
                                            primarily in stocks of small- and medium-size U.S.  Management, L.P.
                                            companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      EEG       Warburg Pincus Trust -      Objective: maximum capital appreciation. Invests    Warburg Pincus Asset
                Emerging Growth Portfolio   primarily in equity securities of small- to medium  Management, Inc.
                      sized U.S. emerging-growth companies.
-----------------------------------------------------------------------------------------------------------------------

[To be updated on amendment]
The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Accounts

Guarantee Period Accounts
You may allocate purchase payments to one or more of the Guarantee Period Accounts with Guarantee Periods ranging from two to ten years. Each Guarantee Period Account pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a Guarantee Period Account.

We have no specific formula for determining the rate of interest that we declare as future interest rates on the Guarantee Period Accounts. We will declare the interest rates from time to time based on our analysis of current market conditions. In addition, we also may consider various other factors in determining the interest rates for a given Guarantee Period including regulatory and tax requirements; sales commissions and administrative expenses we bear; general economic trends; and competitive factors.

You may transfer money out of the Guarantee Period Accounts within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the money to another Guarantee Period Account, transfer the money to any of the subaccounts, or withdraw the money from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the money into the one-year fixed account. These accounts are not available in all states and are not offered after annuity payouts begin.

We hold amounts you allocate to the Guarantee Period Accounts in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the Guarantee Period Accounts. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the Guarantee Period Accounts.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Duff and Phelp's - or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

Market Value Adjustment (MVA)
You may choose to transfer or withdraw money out of the Guarantee Period Accounts prior to the end of the Guarantee Period. The amount transferred or withdrawn will receive a MVA which will increase or decrease the actual amount transferred or withdrawn. We calculate the MVA using the formula shown below and we base it on the current level of interest rates compared to the rate of your Guarantee Period Account.

Amount transferred    x      (      l + i        )   n/12
                              --------------------
                             (   l + j + .001    )

Where: i = rate earned in the account from which funds are being transferred j = current rate for a new Guarantee Period equal to the remaining term in the current Guarantee Period
        n = number of months remaining in the current Guarantee Period (rounded up)

We will not make MVAs for amounts withdrawn for withdrawal charges, the annual contract administrative charge or paid out as a death claim. We also will not make MVAs on automatic transfers from the two-year Guarantee Period Account. We determine any applicable withdrawal charges based on the market value adjusted withdrawals. In some states the MVA is limited.

The one-year fixed account
You may also allocate purchase payments to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. Interest rates will be based on various factors including, but not limited to, returns earned on investments backing these contracts, interest rates on similar new annuities, interest rates credited to existing annuities we offer and our profit.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o one of three death benefit options: Option A - Return of purchase payments death benefit, Option B - Maximum anniversary value death benefit or 5% Accumulation death benefit*;

o the optional Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base)**;

o    the optional 8% Performance Credit Rider**;

o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest;

o    how you want to make purchase payments;

o    the date you want to start receiving annuity payouts (the retirement date);
     and

o    a beneficiary.

*May not be available in all states.
**You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly  payments to your  contract  under a Systematic  Investment
Plan (SIP). You must make an initial purchase payment of at least $5,000 in Texas, Washington, Pennsylvania or South Carolina or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

The retirement date
Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you are taking the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

Beneficiary
If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments

Minimum initial purchase payment (includes SIPs):
         $5,000 in Texas, Washington, Pennsylvania and South Carolina $2,000 in all other states

Minimum additional purchase payments:
         $ 50 for SIPs
         $100 for regular payments

Maximum total purchase payments*:
         $1,000,000 for ages up to 85 (without  prior  approval)
         $  100,000 for ages 86 to 90 (without prior approval)

     *These limits apply in total to all American  Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

How to make purchase payments

1 By letter:

Send your check along with your name and contract number to:

         Regular mail:
         American Enterprise Life Insurance Company
         80 South Eighth Street
         P.O. Box 534
         Minneapolis, MN 55440-0534

         Express mail:
         American Enterprise Life Insurance Company
         Attention: Unit 829
         733 Marquette Avenue
         Minneapolis, MN 55402

2 By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value. Some states restrict the amount that you can allocate to the fixed accounts.

We will waive this charge when your contract value, or total purchase payments less any payments withdrawn, is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Variable account administrative charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed accounts.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee
We charge a fee based on the Guaranteed Income Benefit Base for this optional feature only if you choose this option.* If selected, we deduct the fee (currently 0.35%) from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

We apply the fee on an adjusted contract value calculated as the contract value plus the lesser of zero or (a)-(b), where:

(a) is the transfers from the subaccounts to the fixed accounts in the last six months, and
(b)  is the total contract value in the fixed accounts.

This adjustment to the contract value allows us to base the charge largely on the subaccounts, and not on the fixed accounts. We will deduct the fee, adjusted for the number of calendar days coverage was in place, if the contract is terminated for any reason or when annuity payouts begin. We cannot increase this fee after the rider effective date and it does not apply after annuity payouts begin. We can increase this fee on new contracts up to a maximum of 0.75%.

8% Performance Credit Rider fee
We charge a fee for this optional feature only if you choose this option.* If selected, we deduct the fee of 0.25% of your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion as your interest in each account bears to your total contract value.

We will deduct this fee, adjusted for the number of calendar days coverage was in place, if the contract is terminated for any reason or when annuity payouts begin. We cannot increase the 8% Performance Credit Rider fee.

*You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both.

Withdrawal charge
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts - Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract in the following order:

o First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

o Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

o Next, we withdraw purchase payments we received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

o Finally, if necessary, we withdraw purchase payments that are all within the withdrawal charge period shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

     Years from purchase            Withdrawal charge
       payment receipt                 percentage
              1                             7%
              2                             7
              3                             6
              4                             6
              5                             5
              6                             4
              7                             2
          Thereafter                        0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually withdraw from your contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount. We pay you the amount you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 2000 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:
         - $10,000 July 1, 2000;
         - $8,000 Dec. 31, 2005;
         - $6,000 Feb. 20, 2008; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2010 and had not made any other withdrawals during that contract year; and

o    The prior anniversary July 1, 2010 contract value was $38,488.


        Withdrawal charge            Explanation

               $0 $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and

               $0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

               $0 $10,000 July 1, 2000 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

               $360 $8,000  Dec.  31,  2005  payment  is in its fifth  year from receipt, withdrawn with a 5% withdrawal charge; and

               $420 $6,000  Feb.  20,  2008  payment  is in its third  year from receipt, withdrawn with a 6% withdrawal charge.

-------------------------------------
               $760

Waiver of withdrawal charge We do not assess a withdrawal charge for:

o    withdrawals of any contract earnings;

o    withdrawals  of  amounts   totaling  up  to  10%  of  your  prior  contract
     anniversary contract value to the extent they exceed contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o    contracts settled using an annuity payout plan;

o    death benefits;

o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

o to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed accounts
We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

o    plus any contract value credits allocated to the fixed accounts;

o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated contract administrative charge;

o minus any prorated portion of the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee (if applicable); and

o minus any prorated portion of the 8% Performance Credit Rider fee (if applicable).

Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the 8% Performance Credit Rider fee, or the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any contract value credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

o    prorated portions of the contract administrative charge;

o prorated portions of the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee (if selected); and/or

o    prorated portions of the 8% Performance Credit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.

Contract value credits
Before annuity payouts begin, and starting in the eighth contract year while this contract is in force, we periodically will apply a "contract value credit" to your contract value if:

o you chose death benefit Option A - Return of purchase payment death benefit, at the time of application (see "Benefits in Case of Death"); and

o    there are "eligible purchase payments" at the time we calculate the credit.

"Eligible purchase payments" means payments you made to the contract that you have not withdrawn and that are no longer subject to a withdrawal charge.

On an annual basis, the contract value credit is 0.50% of an amount we calculate by multiplying (a) times (b) where:

          (a) is the contract value at the time we make the calculation; and

          (b) is the ratio of "eligible purchase payments" to total purchase payments.

We reserve the right to calculate and apply the contract value credit on a quarterly or monthly basis. If we calculate the credit on a quarterly basis, the percentage will be 0.125% instead of 0.50%. If we calculate the credit on a monthly basis, the percentage will be 0.04167% instead of 0.50%.

We will apply the contract value credit to your contract value according to your fixed accounts and subaccount allocation instructions that are in effect at the time. We will continue to apply the contract value credit, if applicable, for the life of your contract until full withdrawal or until annuity payouts begin. The contract value credit will be taxable when we distribute it to you.

Making the Most of Your Contract

Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Accounts to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                   How dollar-cost averaging works

By investing an                     Amount    Accumulation unit  Number of units
equal number of           Month    invested         value           purchased
dollars each month...      Jan      $100            $20                5.00
                           Feb       100             18                5.56
you automatically buy      Mar       100             17                5.88
more units when the        Apr       100             15                6.67
per unit market price      May       100             16                6.25
is low...                  Jun       100             18                5.56
                           Jul       100             17                5.88
and fewer units when       Aug       100             19                5.26
the per unit market       Sept       100             21                4.76
price is high.             Oct       100             20                5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Transferring money between accounts
You may transfer money from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Transfers out of the Guarantee Period
Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners.

These modifications could include, but not be limited to:

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

o You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

How to request a transfer or withdrawal
1                 Send your name, contract number, Social Security Number
By letter:        or Taxpayer Identification Number and signed request
                  for a transfer or withdrawal to:

                  Regular mail:
                  American Enterprise Life Insurance Company
                  80 South Eighth Street
                  P.O. Box 534
                  Minneapolis, MN 55440-0534

                  Express mail:
                  American Enterprise Life Insurance Company
                  Attention: Unit 829
                  733 Marquette Avenue
                  Minneapolis, MN 55402

                  Minimum amount

                  Transfers or
                  withdrawals:          $500 or entire account balance

                  Maximum amount

                  Transfers or
                  withdrawals:          Contract value or entire account balance

2                 Your  sales  representative  can help  you set up  automated
By automated      transfers or partial withdrawals among your subaccounts or
transfers and     fixed accounts.
automated
partial           You can start or stop this  service  by written  request or
withdrawals:      other method  acceptable to us.
                  You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

                  Minimum amount

                  Transfers or
                  withdrawals:    $100 monthly
                                  $250 quarterly, semi-annually or nnually

               Maximum amount

                  Transfers or
                  withdrawals:    Contract value (except for automated transfers
                                  from the one-year fixed account)

3                          Call between 8 a.m. and 6 p.m. Central time:
By phone:
                 800-333-3437 or
                 (612) 671-7700 (Minneapolis/St. Paul area)

                 Minimum amount

                 Transfers or
                 withdrawals:     $500 or entire account balance

                 Maximum amount

                 Transfers:       Contract value or entire account balance
                 Withdrawals:     $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base)
This optional Guaranteed Minimum Income Benefit Rider may be available in many jurisdictions for a separate annual charge (see "Charges - Guaranteed Minimum Income Rider (6% Accumulation Benefit Base) fee"). You cannot select this rider if you select the 8% Performance Credit Rider. The rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout period if your contract has been in force for at least seven years, subject to the conditions described below. The rider also provides you the option of variable annuity payouts, with a guaranteed minimum initial payment. This rider is only available at the time you purchase your contract.

In some instances, we may allow you to add this rider if it was not available when you initially purchased your contract. In these instances we would add this rider at the next contract anniversary with the contract value at that anniversary reflected as the premium. All conditions of the rider would use this date as the effective date.

This rider does not create contract value or guarantee the performance of any investment option. Fixed annuity payouts under the terms of this rider will occur at the guaranteed annuity purchase rates based on the guaranteed annuitant mortality table in your contract and a 2.5% interest rate. We base first year payments from the variable annuity payout option offered under this rider on the same factors as the fixed annuity payout option. We base subsequent payments on the initial payment and an assumed annual return of 5%. Because this rider is based on guaranteed actuarial factors for the fixed option, the level of fixed lifetime income it guarantees may be less than the level that would be provided by applying the then current annuity factors. Likewise, for the variable annuity payout option, we base the rider on more conservative factors resulting in a lower initial payment and lower lifetime payments than those provided otherwise if the same benefit base were used. However, the Guaranteed Income Benefit Base described below establishes a floor, which when higher than the contract value, can result in a higher annuity payout level. Thus, the rider is a guarantee of a minimum amount of annuity income.

The Guaranteed Income Benefit Base uses the same calculation as the Variable account 5% floor but uses a 6% accumulation rate.

The Guaranteed Income Benefit Base, less any applicable premium tax, is the value that will be used to determine minimum annuity payouts if the rider is exercised.

We reserve the right to exclude subsequent payments paid in the last five years before exercise of the benefit in the calculation of the Guaranteed Income Benefit Base. We would do so only if such payments total $50,000 or more or if they are 25% or more of total payments paid into the contract.

If we exclude such payments, the Guaranteed Income Benefit Base would be calculated as the greatest of:

(a)  contract value less "market value adjusted prior five years of payments"

(b) total payments less prior five years of payments and adjusted partial withdrawals

(c) the Variable account 6% floor, less the "6% adjusted prior five years of payments"

"Market value adjusted prior five years of payments" are calculated as the sum of each such payment, multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment. We calculate the estimated contract value at such anniversary by assuming that payments and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

"6% Adjusted prior 5 years of payments" are calculated as the sum of each payment accumulated at 6% for the number of full contract years they have been in the contract.

Conditions on election of the rider: The following conditions apply to the election of the rider:

o    you must elect the rider at the time you purchase your contract,

o you must elect either the Maximum anniversary value death benefit or the 5% Accumulation death benefit and

o    the annuitant must be age 75 or younger on the contract date.

Fund selection to continue the rider: You may allocate your purchase payments to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount in the AXPSM Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you notice and ask that you reallocate your contract value so that the limitation is satisfied within 60 days. If after 60 days the limitation is not satisfied, we will terminate the rider.

Exercising the rider:

o you may only exercise the rider within 30 days after any contract anniversary following the o expiration of a seven-year waiting period from the effective date of the rider, and

o the annuitant on the retirement date must be between 50 and 86 years old, and

o you can only take an annuity payout in one of the following annuity payout plans: - Plan A -- Life Annuity - no refund - Plan B -- Life Annuity with ten years certain - Plan D -- Joint and last survivor life annuity - no refund

Terminating the rider:

o You may terminate the rider within 30 days after the first anniversary of the latest of the effective date of the rider.

o You may terminate the rider any time after the seventh anniversary of the effective date of the rider.

o The rider will terminate on the date you make a full withdrawal from the contract, or annuity payouts begin, or on the date that a death benefit is payable.

o The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example:

o    You purchase the contract with a payment of $104,000 on Jan. 1, 2000.

o    There are no additional purchase payments and no partial withdrawals.

o    The money is fully allocated to the subaccounts.

o The annuitant is male and age 55 on the contract date. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 on the contract date.

o    The contract is within 30 days after contract anniversary.

If the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) is exercised, the minimum fixed annuity monthly payout or the first year variable annuity monthly payout would be:

                                Fixed Annuity Payout Options
                              Minimum Guaranteed Annual Income

Contract Anniversary   Guaranteed Income Benefit Base       Plan A --         Plan B --                 Plan D --
At Exercise                                                 Life  Annuity     Life Annuity              Joint and last
                                                            - no refund       with ten years certain    annuity - no refund
  10                           $186,248                       $970.35           $944.28                    $772.93
  15                           $249,242                     $1,485.48         $1,415.69                  $1,149.00

After the first year payments, lifetime income payments on a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payments will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

8% Performance Credit Rider
If this rider is available in your state, you may choose to add this benefit to your contract at issue. You cannot select this rider if you select the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base). This feature provides certain benefits if your contract value has not reached or exceeded a target value (as defined below) on the seventh and tenth rider anniversaries.

Your benefits under this rider are as follows:

(a) if on the seventh rider anniversary, your contract value has not met or exceeded the target value, we will make a credit to your contract equal to 3% of your purchase payments less adjusted partial withdrawals and purchase payments made in the prior five years; and

(b) if on the tenth rider anniversary, your contract value has not met or exceeded the target value, we will make an additional credit to your contract equal to 5% of your purchase payments less adjusted partial withdrawals and purchase payments made in the prior five years.

On the tenth rider anniversary and every ten years thereafter while you have the contract, the ten year calculation period restarts. We use the contract value (after any credits) on that contract anniversary as the initial purchase payment for the calculation of the target value and any credit. Additional credits may then be made at the end of each ten year period as described above.

In some instances, we may allow you to add this rider if it was not available when you initially purchased your contract. In these instances we would add this rider at the next contract anniversary with the contract value at that anniversary reflected as the initial purchase payment for the calculation of the target value and any credit.

Target value: The target value accumulates purchase payments at an annual interest rate of 8% until the tenth rider anniversary less adjusted partial withdrawals also accumulated at 8% until the tenth rider anniversary.

Adjusted partial withdrawals: We calculate the adjusted partial withdrawals for the 8% Performance Credit Rider for each partial withdrawal as the product of
(a) times (b) where:

(a) is the ratio of the amount of partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal, and

(b)  is the Target Value on the date of (but prior to) the partial withdrawal.

Reset option: You can elect to lock in the growth in your contract by restarting the ten-year period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the initial purchase payment for the calculation of the target value and any credit. The next ten year calculation period will then restart at the end of the new ten year period from the most recent restart date. We must receive your request to restart the calculation period within 30 days after a contract anniversary.

Fund selection to continue the rider: You may allocate your purchase payments to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount in the fixed accounts and the AXPSM Variable Portfolio - Cash Management Fund to 10% of the contract value. If we are required to activate this restriction and you have more than 10% of your contract value in these accounts, we will send you notice and ask you that you reallocate your contract value so that the limitation is satisfied in 60 days. If after 60 days the limitation is not satisfied, we will terminate the rider.

Terminating the rider:

o You may terminate the rider within 30 days following the first anniversary after the effective date of the rider.

o You may terminate the rider within 30 days following the tenth anniversary of the latest of the effective date of the rider or the last reset date.

o The rider will terminate on the date you make a full withdrawal from the contract, or annuity payouts begin, or on the date that a death benefit is payable.

Example:

o    You purchase the contract with a payment of $104,000 on January 1, 2000.

o    There are no additional purchase payments and no partial withdrawals.

o    On January 1, 2007, the contract value is $150,000.

o    The credit on January 1, 2007 is determined as:

     Target Value on January 1, 2007 =
     104,000 x (1.08)^7 = 104,000 x 1.71382 = $178,237.72

As the target value of $178,237.72 is greater than the contract value of $150,000, a credit is made to the contract equal to $3,120 (or 3% of the purchase payment of $104,000). Your total contract value on that date is $153,120.

o    On January 1, 2010, the contract value is $220,000.

o    The credit on January 1, 2010 is determined as:

     Target Value on January 1, 2010 =
     $104,000 x (1.08)^10 = $104,000 x 2.158924 = $224,528.20

As the target value of $224,528.20 is greater than the contract value of $220,000, a credit is made to the contract equal to $5,200 (or 5% of the purchase payment of $104,000). Your total contract value on that date is $225,200.

o The benefit automatically restarts on January 1, 2010 with the "initial payment" equal to $225,200 and the credit determination made on January 1, 2017 and January 1, 2020.

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges - Withdrawal charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period Annuity payout plans").

Withdrawal policies
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment

By regular or express mail:

o    payable to owner;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

--   the  withdrawal  amount  includes  a  purchase  payment  check that has not cleared;
-- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules; -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
--   the SEC permits us to delay payment for the protection of security holders.

TSA Special Withdrawal Provisions

Participants in Tax-Sheltered Annuities
The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o    Distributions   attributable  to  salary  reduction   contributions   (plus
     earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

          -    you are at least age 59 1/2;
          -    you are disabled as defined in the Code;
          - you separated from the service of the employer who purchased the contract; or
          -    the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

There are two standard death benefit options under this contract or you may choose to select the 5% Accumulation death benefit rider. If either you or the annuitant are age 79 or older (in most states) on the contract date, Option A will apply. If both you and the annuitant are under age 79 (in most states) on the contract date, you can elect either Option B or the 5% Accumulation death benefit rider on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract.

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant. Other rules apply to qualified annuities. (See "Taxes").

Option A - Return of purchase payment death benefit We will pay the beneficiary the greater of:

o    the contract value; or

o    the total purchase payments paid minus "adjusted partial withdrawals."

Contract value credits may apply if you choose Option A at the time of application (see "Valuing your Investment - Contract value credits").

Option B - Maximum anniversary value death benefit We will pay the beneficiary the greatest of:

o    the contract value; or

o    the total purchase payments paid minus any "adjusted partial  withdrawals";
     or

o the "maximum anniversary value" immediately preceding the date of death plus the dollar amount of any payments since that anniversary and minus any "adjusted partial withdrawals" since that anniversary.

Maximum anniversary value: Each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we calculate the anniversary value which is the greater of:

          (a)  the contract value on that anniversary; or

          (b) total payments made to the contract minus "adjusted partial withdrawals."

The "maximum anniversary value" is equal to the greatest of these anniversary values.

After your or the annuitant's 81st birthday, the death benefit continues to be the death benefit value as of that date, plus any subsequent payments and minus any "adjusted partial withdrawals."

Adjusted partial withdrawals: Under either Option A or Option B, we calculate "adjusted partial withdrawals" for each partial withdrawal as the product of (a) times (b) where:

          (a) is the ratio of the amount of the partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal; and

          (b) is the death benefit on the date of (but prior to) the partial withdrawal.

Example: Option A - Return of purchase payment death benefit

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2000.

o    On Jan. 1, 2001 you make an additional purchase payment of $5,000.

o On March 1, 2001 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o    On March 1, 2002 the contract value falls to $23,000.

We calculate the death benefit on March 1, 2002 as follows:

 Total purchase payments paid:                                       $25,000.00
 minus any "adjusted partial withdrawals"
 calculated as:                     1,500         x 25,000 =         - 1,704.54
                                    -----                            ----------
                                   22,000
 for a death benefit of:                                             $23,295.45

Example: Option B - Maximum anniversary value death benefit

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2000.

o On Jan. 1, 2001 (the first contract anniversary) the contract value grows to $29,000.

o On March 1, 2001 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2001 as follows:

The highest contract value on any prior contract anniversary:         $29,000.00
plus any purchase payments paid since that anniversary:                 +   0.00
minus any "adjusted partial withdrawal" taken since that anniversary,
calculated as:                     1,500 x 29,000  =                  - 1,977.27
                                   --------------                     ----------
                                        22,000
for a death benefit of:                                               $27,022.72

5% Accumulation death benefit rider
If this rider is available in your state and both you and the annuitant are age 79 or younger on the contract date, you may choose to add this benefit to your contract. This rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts:

o    the contract value; or

o    the total purchase payments paid less any "adjusted  partial  withdrawals";
     or

o    the Variable account 5% floor

We calculate the "adjusted partial withdrawals" as described above except that only the benefit in number two is taken into account.

The Variable account 5% floor
The Variable account 5% floor is the sum of the value in the fixed accounts plus the variable account floor. On each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by accumulating the prior anniversary's floor at 5%. On the first contract anniversary, the floor is increased by 5% of the accumulated initial purchase payments allocated to the subaccounts. On any day that you allocate additional amounts to, or withdraw or transfer from the subaccounts, we adjust the floor by adding the additional amounts and subtracting the "adjusted partial withdrawals" or "adjusted transfers."

After the contract anniversary immediately following either your or the annuitant's 81st birthday, the Variable account 5% floor is the floor on that anniversary increased by additional amounts allocated to the subaccounts since that anniversary plus purchase payment credits and reduced by any "adjusted partial withdrawals" since that anniversary.

For  the  Variable  account  5%  floor,  we  calculate  the  "adjusted   partial
withdrawals" or "adjusted transfers" as the result of (a) times (b) where:

(a) is the ratio of the amount of withdrawal (including any withdrawal charges) or transfer from the subaccounts to the total value in the subaccounts on the date of (but prior to) the withdrawal or transfer.

(b) is the variable account floor on the date of (but prior to) the withdrawal or transfer.

Example:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2001 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2001, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

We calculate the death benefit on March 1, 2001 as follows:


The variable account floor on Jan. 1, 2001,
calculated as:    1.05   x   20,000   =                               $ 21,000

plus any purchase payments paid since that anniversary:                + 0.00

minus any "adjusted partial withdrawals" from the subaccounts,
calculated as:    1,500   x   21,000  =
                      19,000                                         -$ 1,657.89
                                                                     -----------

Variable account floor benefit                                       $ 19,342.10
plus the one-year fixed account value                                + 5,300.00
                                                                     ----------

for a death benefit of:
                                                                     $ 24,642.10

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would have otherwise been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base), if selected, is then terminated.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death. The contract value is equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base), if selected, is then terminated.

Payments: Under a nonqualified annuity, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges - Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

Restrictions for some tax-deferred retirement plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

     o    over the life of the annuitant;

     o    over the joint lives of the annuitant and a designated beneficiary;

     o    for a period not exceeding the life expectancy of the annuitant; or

     o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed accounts will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. That is any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from TSAs: If you receive directly all or part of the contract value from your TSA, mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make the payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or the life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

o    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to a mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each subaccount for your contract; o divided by the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

          o    laws or regulations change;

          o    the existing funds become unavailable; or

          o in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

          o    add new subaccounts;

          o    combine any two or more subaccounts;

          o make additional subaccounts investing in additional funds; o transfer assets to and from the subaccounts or the variable account; and o eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Principal underwriter
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

We will pay commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Issuer
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

Legal proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of these suits, Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

American Enterprise Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which American Enterprise Life is a defendant, will have a material adverse effect on our financial condition.

Additional Information About American Enterprise Life

Selected financial data
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                     Years ended Dec. 31, (thousands)

                                     1999           1998           1997                 1996                  1995
Net investment income                $   ______     $   340,219    $  332,268       $   271,719          $   223,706

Net loss on investments                 (____)          (4,788)          (509)           (5,258)              (1,154)

Other                                ________                           6,329             5,753                4,214
                                                    ---------      --------------    --------------       --------------
                                                         7,662
Total revenues                       $_______       $  343,093    $   338,088       $   272,214          $   226,766
                                     ========       ===========    ===========       ===========          ===========

Income before income taxes           $_______       $   36,421   $     44,958      $     35,735         $     33,440
                                     ========       ============   ============      ============         ============

Net income                           $_______       $   22,026   $     28,313      $     22,823         $     21,748
                                     ========       ============   ============      ============         ============

Total assets                         $_______       $4,885,621     $4,973,413        $4,425,837           $3,570,960
                                     ========       ==========     ==========        ==========           ==========

[To be updated upon amendment]

Management's discussion and analysis of financial condition and results of operations

1999 Compared to 1998:
[To be updated upon amendment]

1998 Compared to 1997:
[To be updated upon amendment]

Risk Management
[To be updated upon amendment]

Liquidity and Capital Resources
[To be updated upon amendment]

Year 2000 Issue

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the variable account. All of the major systems used by American Enterprise Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

Reserves
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

Investments
Of our total investments of [_____] at Dec. 31, [___], [__]% was invested in mortgage-backed securities, [__]% in corporate and other bonds, [__]% in primary mortgage loans on real estate and the remaining [__]% in other investments.

[To be updated upon amendment]

Competition
We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over [____] stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 1998, assigned us one of its highest classifications, A+ (Superior).

[To be updated upon amendment]

Employees
As of Dec. 31, 1999, we had no employees.

Properties
We occupy office space in Minneapolis, MN, which is rented by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

State Regulation
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners.

Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

Directors
James E. Choat
Born in 1947

Director, president and chief executive officer since 1996; Senior vice president - Institutional Products Group, AEFA, 1994 to 1997.

Richard W. Kling
Born 1940

Director and chairman of the board since March 1989.

Paul S. Mannweiler**
Born in 1949

Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Paula R. Meyer
Born in 1954

Director and executive vice president, assured assets since 1998; vice president, AEFC since 1998; Piper Capital Management (PCM) President from Oct. 1997 to May 1998; PCM Director of Marketing from June 1995 to Oct. 1997; PCM Director of Retail Marketing from Dec. 1993 to June 1995.

William A. Stoltzmann
Born in 1948

Director since Sept. 1989; vice president, general counsel and secretary since 1985.

Officers other than directors

Jeffrey S. Horton
Born 1961

Vice president and treasurer since Dec. 1997; vice president and corporate treasurer, AEFC, since Dec. 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to Dec. 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

Philip C. Wentzel
Born in 1961

Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

*The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

Executive compensation
Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

Name of individual or
Number in group                     Position held             Cash compensation

Five most highly compensated executive [________] officers as a group:

[To be updated by life external reports]

All executive officers as a group (___)            [________]

[To be updated upon amendment]

Security ownership of management
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 1999 and 1998, and for each of the three years in the period ended Dec. 31, 1999, as set forth in their report. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

[AMERICAN ENTERPRISE LIFE FINANCIAL INFORMATION TO BE INSERTED UPON AMENDMENT]

Table of Contents of the Statement of Additional Information

Performance Information.......................................
Calculating Annuity Payouts...................................
Rating Agencies...............................................
Principal Underwriter.........................................
Independent Auditors..........................................
Financial Statements..........................................

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

[  ] American Express Signature Variable AnnuitySM
[  ] American Express Variable Portfolio Funds
[  ] AIM Variable Insurance Funds, Inc.
[  ] Alliance Variable Products Series Fund
[  ] Baron Capital Funds
[  ] Fidelity Variable Insurance Products Funds - Service Class
[  ] Franklin Templeton Variable Insurance Products Trust
[  ] Goldman Sachs Variable Insurance Trust (VIT)
[  ] Janus Aspen Series: Service Shares
[  ] J. P. Morgan Series Trust II
[  ] Lazard Retirement Series, Inc.
[  ] MFS(R)Variable Insurance Trust SM
[  ] Putnam Variable Trust
[  ] Royce Capital Fund
[  ] Third Avenue Variable Series Trust
[  ] Wanger Advisors Trust
[  ] Warburg Pincus Trust

Mail your request to:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

We will mail your request to:

Your name______________________________________________________________________

Address_________________________________________________________________________

City___________________________________________ State_______________ Zip________

American Express Signature Variable Annuity
American Enterprise Variable Annuity Account



                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITYSM

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   May 1, 2000


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
800-333-3437

                                TABLE OF CONTENTS

Performance Information.........................................................

Calculating Annuity Payouts.....................................................

Rating Agencies.................................................................

Principal Underwriter...........................................................

Independent Auditors............................................................

Financial Statements............................................................

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

              P(1+T)n = ERV

where:            P   =    a hypothetical initial payment of $1,000
                  T   =    average annual total return
                  n   =    number of years
               EVR         = Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Past performance does not guarantee future results.

Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                              Since                                    Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO
                 Blue Chip Advantage Fund (_/_;_/_)*              --%           --%         --%     --%     --%         --%
ESI              Bond Fund (2/95;10/81)                           --            --          --      --       --          --
ECR              Capital Resource Fund (2/95;10/81)               --            --          --      --       --          --
EMS              Cash Management Fund (2/95;10/81)                --            --          --      --       --          --
                 Diversified Equity Income Fund (_/_;_/_)         --            --          --      --       --          --
EIA              Extra Income Fund (7/99;5/96)                    --            --          --      --       --          --
                 Federal Income Fund (_/_;_/_)                    --            --          --      --       --          --
                 Growth Fund (_/_;_/_)                            --            --          --      --       --          --
EMG              Managed Fund (2/95;4/86)                         --            --          --      --       --          --
EGD              New Dimensions Fund (10/97, 5/96)                --            --          --      --       --          --
                 Small Cap Advantage Fund  (_/_;_/_)              --            --          --      --       --          --

            AIM V.I.
ECA              Capital Appreciation Fund (7/99;5/93)            --            --          --      --       --          --
ECD              Capital Development Fund (8/99;5/98)             --            --          --      --       --          --
EVA              Value Fund (10/97;5/93)                          --            --          --      --       --          --
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --            --          --      --       --          --
                 (8/99;6/99)
ETC              Technology Portfolio (Class B) (8/99,6/99)       --            --          --      --       --          --
EHG              U.S. Government/High Grade Securities            --            --          --      --       --          --
                    Portfolio (Class B) (8/99;6/99)
            BARON
EAS              Capital Asset Fund (8/99;10/98)                  --            --          --      --       --          --
            FIDELITY VIP
EFG          III Growth & Income Portfolio (Service Class)        --            --          --      --       --          --
                 (8/99;12/96)
EFM          III Mid Cap Portfolio (Service Class)                --            --          --      --       --          --
                 (7/99;12/98)
EFO              Overseas Portfolio (Service Class)               --            --          --      --       --          --
                 (7/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Securities Fund -           --            --          --      --       --          --
                 Class 2 (8/99;1/99)
WMU              Mutual Shares Securities Fund - Class 2          --            --          --      --       --          --
                 (8/99;1/99)
EIS              Templeton International Smaller Companies        --            --          --      --       --          --
                 Fund - Class 2 (8/99;1/99)
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (5/99;4/98)                  --            --          --      --       --          --
JUS              COREsm U.S. Equity Fund (5/99;2/98)              --            --          --      --       --          --
JGL              Global Income Fund (5/99;1/98)                   --            --          --      --       --          --
JIF              International Equity Fund (5/99;1/98)            --            --          --      --       --          --
                 Internet Tollkeeper Fund (_/_;_/_)+              --            --          --      --       --          --
            Janus Aspen Series
                 Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (_/_;_/_)/
                 Growth Portfolio: Service Shares (_/_;_/_)       --            --          --      --       --          --
                 International Growth Portfolio (_/_;_/_)         --            --          --      --       --          --

*(Commencement date of the subaccount; Commencement date of the fund)
   **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charge. Premium taxes are not reflected in these total returns.
         +Fund had not commenced operations as of Dec. 31, 1999.

[To be updated upon amendment.]

Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31. 1999 (continued)


                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              U.S. Disciplined Equity Portfolio                --%           --%         --%     --%     --%         --%
                 (8/99;12/94)*
            LAZARD RETIREMENT SERIES INC.
ERQ              Equity Portfolio (8/99;3/98)                     --            --          --      --       --          --
ERI              International Equity Portfolio (8/99;9/98)       --            --          --      --       --          --
            MFS (R) VARIABLE INSURANCE TRUSTSM (VIT)
END              New Discovery Series (7/99;5/98)                 --            --          --      --       --          --
ERS              Research Series (7/99;7/95)                      --            --          --      --       --          --
RUT              Utilities Series (7/99;1/95)                     --            --          --      --       --          --
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class         --            --          --      --       --          --
                 IB*** (10/98;2/88)
EPL              Putnam VT International Growth Fund -            --            --          --      --       --          --
                 Class IB*** (8/99;1/97)
EPN              Putnam VT International New Opportunities        --            --          --      --       --          --
                 Fund - Class IB*** (8/99;1/97)
            ROYCE
EMC              Micro-Cap Portfolio (8/99;12/96)                 --            --          --      --       --          --
EPR              Premier Portfolio (8/99;12/96)                   --            --          --      --       --          --
            THIRD AVENUE
                 Value Portfolio (_/_;_/_)                        --            --          --      --       --          --
            WANGER
EIC              International Small Cap (8/99;5/95)              --            --          --      --       --          --
EUC              U.S. Small Cap (8/99;5/95)                       --            --          --      --       --          --
            WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio (8/99;7/99)            --            --          --      --       --          --

*(Commencement date of the subaccount; Commencement date of the fund)
   **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charge. Premium taxes are not reflected in these total returns.
  ***Performance information for Class IB shares are based on Class IA shares adjusted to reflect payments made under the Class IB distribution Plan.

[To be updated upon amendment.]

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO
                 Blue Chip Advantage Fund (_/_;_/_)*              --%           --%         --%     --%     --%         --%
ESI              Bond Fund (2/95;10/81)                           --            --          --      --       --          --
ECR              Capital Resource Fund (2/95;10/81)               --            --          --      --       --          --
EMS              Cash Management Fund (2/95;10/81)                --            --          --      --       --          --
                 Diversified Equity Income Fund (_/_;_/_)         --            --          --      --       --          --
EIA              Extra Income Fund (7/99;5/96)                    --            --          --      --       --          --
                 Federal Income Fund (_/_;_/_)                    --            --          --      --       --          --
                 Growth Fund (_/_;_/_)                            --            --          --      --       --          --
EMG              Managed Fund (2/95;4/86)                         --            --          --      --       --          --
EGD              New Dimensions Fund (10/97, 5/96)                --            --          --      --       --          --
                 Small Cap Advantage Fund  (_/_;_/_)              --            --          --      --       --          --

            AIM V.I.
ECA              Capital Appreciation Fund (7/99;5/93)            --            --          --      --       --          --
ECD              Capital Development Fund (8/99;5/98)             --            --          --      --       --          --
EVA              Value Fund (10/97;5/93)                          --            --          --      --       --          --
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --            --          --      --       --          --
                 (8/99;6/99)
ETC              Technology Portfolio (Class B) (8/99,6/99)       --            --          --      --       --          --
EHG              U.S. Government/High Grade Securities            --            --          --      --       --          --
                    Portfolio (Class B) (8/99;6/99)
            BARON
EAS              Capital Asset Fund (8/99;10/98)                  --            --          --      --       --          --
            FIDELITY VIP
EFG          III Growth & Income Portfolio (Service Class)        --            --          --      --       --          --
                 (8/99;12/96)
EFM          III Mid Cap Portfolio (Service Class)                --            --          --      --       --          --
                 (7/99;12/98)
EFO              Overseas Portfolio (Service Class)               --            --          --      --       --          --
                 (7/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Securities Fund -           --            --          --      --       --          --
                 Class 2 (8/99;1/99)
WMU              Mutual Shares Securities Fund - Class 2          --            --          --      --       --          --
                 (8/99;1/99)
EIS              Templeton International Smaller Companies        --            --          --      --       --          --
                 Fund - Class 2 (8/99;1/99)
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (5/99;4/98)                  --            --          --      --       --          --
JUS              COREsm U.S. Equity Fund (5/99;2/98)              --            --          --      --       --          --
JGL              Global Income Fund (5/99;1/98)                   --            --          --      --       --          --
JIF              International Equity Fund (5/99;1/98)            --            --          --      --       --          --
                 Internet Tollkeeper Fund (_/_;_/_)+              --            --          --      --       --          --
            Janus Aspen Series
                 Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (_/_;_/_)/
                 Growth Portfolio: Service Shares (_/_;_/_)       --            --          --      --       --          --
                 International Growth Portfolio (_/_;_/_)         --            --          --      --       --          --

*(Commencement date of the subaccount; Commencement date of the fund)
   **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charge. Premium taxes are not reflected in these total returns.
         +Fund had not commenced operations as of Dec. 31, 1999.

[To be updated upon amendment.].

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31. 1999 (continued)

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              U.S. Disciplined Equity Portfolio                --%           --%         --%     --%     --%         --%
                 (8/99;12/94)*
            LAZARD RETIREMENT SERIES INC.
ERQ              Equity Portfolio (8/99;3/98)                     --            --          --      --       --          --
ERI              International Equity Portfolio (8/99;9/98)       --            --          --      --       --          --
            MFS (R) VARIABLE INSURANCE TRUSTSM (VIT)
END              New Discovery Series (7/99;5/98)                 --            --          --      --       --          --
ERS              Research Series (7/99;7/95)                      --            --          --      --       --          --
RUT              Utilities Series (7/99;1/95)                     --            --          --      --       --          --
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class         --            --          --      --       --          --
                 IB*** (10/98;2/88)
EPL              Putnam VT International Growth Fund -            --            --          --      --       --          --
                 Class IB*** (8/99;1/97)
EPN              Putnam VT International New Opportunities        --            --          --      --       --          --
                 Fund - Class IB*** (8/99;1/97)
            ROYCE
EMC              Micro-Cap Portfolio (8/99;12/96)                 --            --          --      --       --          --
EPR              Premier Portfolio (8/99;12/96)                   --            --          --      --       --          --
            THIRD AVENUE
                 Value Portfolio (_/_;_/_)                        --            --          --      --       --          --
            WANGER
EIC              International Small Cap (8/99;5/95)              --            --          --      --       --          --
EUC              U.S. Small Cap (8/99;5/95)                       --            --          --      --       --          --
            WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio (8/99;7/99)            --            --          --      --       --          --

*(Commencement date of the subaccount; Commencement date of the fund)
   **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charge. Premium taxes are not reflected in these total returns.
  ***Performance information for Class IB shares are based on Class IA shares adjusted to reflect payments made under the Class IB distribution Plan.

[To be updated upon amendment.]

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minumum Income Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO
                 Blue Chip Advantage Fund (_/_;_/_)*              --%           --%         --%     --%     --%         --%
                 Bond Fund (2/95;10/81)                           --            --          --      --       --          --
                 Capital Resource Fund (2/95;10/81)               --            --          --      --       --          --
                 Cash Management Fund (2/95;10/81)                --            --          --      --       --          --
                 Diversified Equity Income Fund (_/_;_/_)         --            --          --      --       --          --
                 Extra Income Fund (7/99;5/96)                    --            --          --      --       --          --
                 Federal Income Fund (_/_;_/_)                    --            --          --      --       --          --
                 Growth Fund (_/_;_/_)                            --            --          --      --       --          --
                 Managed Fund (2/95;4/86)                         --            --          --      --       --          --
                 New Dimensions Fund (10/97, 5/96)                --            --          --      --       --          --
                 Small Cap Advantage Fund  (_/_;_/_)              --            --          --      --       --          --

            AIM V.I.
                 Capital Appreciation Fund (7/99;5/93)            --            --          --      --       --          --
                 Capital Development Fund (8/99;5/98)             --            --          --      --       --          --
                 Value Fund (10/97;5/93)                          --            --          --      --       --          --
            ALLIANCE VP
                 Premier Growth Portfolio (Class B)               --            --          --      --       --          --
                 (8/99;6/99)
                 Technology Portfolio (Class B) (8/99,6/99)       --            --          --      --       --          --
                 U.S. Government/High Grade Securities            --            --          --      --       --          --
                    Portfolio (Class B) (8/99;6/99)
            BARON
                 Capital Asset Fund (8/99;10/98)                  --            --          --      --       --          --
            FIDELITY VIP
             III Growth & Income Portfolio (Service Class)        --            --          --      --       --          --
                 (8/99;12/96)
             III Mid Cap Portfolio (Service Class)                --            --          --      --       --          --
                 (7/99;12/98)
                 Overseas Portfolio (Service Class)               --            --          --      --       --          --
                 (7/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
                 Franklin Real Estate Securities Fund -           --            --          --      --       --          --
                 Class 2 (8/99;1/99)
                 Mutual Shares Securities Fund - Class 2          --            --          --      --       --          --
                 (8/99;1/99)
                 Templeton International Smaller Companies        --            --          --      --       --          --
                 Fund - Class 2 (8/99;1/99)
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
                 Capital Growth Fund (5/99;4/98)                  --            --          --      --       --          --
                 COREsm U.S. Equity Fund (5/99;2/98)              --            --          --      --       --          --
                 Global Income Fund (5/99;1/98)                   --            --          --      --       --          --
                 International Equity Fund (5/99;1/98)            --            --          --      --       --          --
                 Internet Tollkeeper Fund (_/_;_/_)+              --            --          --      --       --          --
            Janus Aspen Series
                 Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (_/_;_/_)/
                 Growth Portfolio: Service Shares (_/_;_/_)       --            --          --      --       --          --
                 International Growth Portfolio (_/_;_/_)         --            --          --      --       --          --

 *   (Commencement date of the subaccount; Commencement date of the fund)
** Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, 0.15% variable account administrative charge and a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee. Premium taxes are not reflected in these total returns.
 +   Fund had not commenced operations as of Dec. 31, 1999.

[To be updated upon amendment.].

Average Annual Total Return for Annuities Without Withdrawal and Selection of the Guaranteed Minumum Income Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
                 U.S. Disciplined Equity Portfolio                --%           --%         --%     --%     --%         --%
                 (8/99;12/94)*
            LAZARD RETIREMENT SERIES INC.
                 Equity Portfolio (8/99;3/98)                     --            --          --      --       --          --
                 International Equity Portfolio (8/99;9/98)       --            --          --      --       --          --
            MFS (R) VARIABLE INSURANCE TRUSTSM (VIT)
                 New Discovery Series (7/99;5/98)                 --            --          --      --       --          --
                 Research Series (7/99;7/95)                      --            --          --      --       --          --
                 Utilities Series (7/99;1/95)                     --            --          --      --       --          --
            PUTNAM VARIABLE TRUST
                 Putnam VT Growth and Income Fund - Class         --            --          --      --       --          --
                 IB*** (10/98;2/88)
                 Putnam VT International Growth Fund -            --            --          --      --       --          --
                 Class IB*** (8/99;1/97)
                 Putnam VT International New Opportunities        --            --          --      --       --          --
                 Fund - Class IB*** (8/99;1/97)
            ROYCE
                 Micro-Cap Portfolio (8/99;12/96)                 --            --          --      --       --          --
                 Premier Portfolio (8/99;12/96)                   --            --          --      --       --          --

            THIRD AVENUE
                 Value Portfolio (_/_;_/_)                        --            --          --      --       --          --

            WANGER
                 International Small Cap (8/99;5/95)              --            --          --      --       --          --
                 U.S. Small Cap (8/99;5/95)                       --            --          --      --       --          --
            WARBURG PINCUS TRUST
                 Emerging Growth Portfolio (8/99;7/99)            --            --          --      --       --          --

*(Commencement date of the subaccount; Commencement date of the fund)
   **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35 % Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charge. Premium taxes are not reflected in these total returns.
  ***Performance information for Class IB shares are based on Class IA shares adjusted to reflect payments made under the Class IB distribution Plan.

[To be updated upon amendment.]

Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minumum Income Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO
                 Blue Chip Advantage Fund (_/_;_/_)*              --%           --%         --%     --%     --%         --%
                 Bond Fund (2/95;10/81)                           --            --          --      --       --          --
                 Capital Resource Fund (2/95;10/81)               --            --          --      --       --          --
                 Cash Management Fund (2/95;10/81)                --            --          --      --       --          --
                 Diversified Equity Income Fund (_/_;_/_)         --            --          --      --       --          --
                 Extra Income Fund (7/99;5/96)                    --            --          --      --       --          --
                 Federal Income Fund (_/_;_/_)                    --            --          --      --       --          --
                 Growth Fund (_/_;_/_)                            --            --          --      --       --          --
                 Managed Fund (2/95;4/86)                         --            --          --      --       --          --
                 New Dimensions Fund (10/97, 5/96)                --            --          --      --       --          --
                 Small Cap Advantage Fund  (_/_;_/_)              --            --          --      --       --          --

            AIM V.I.
                 Capital Appreciation Fund (7/99;5/93)            --            --          --      --       --          --
                 Capital Development Fund (8/99;5/98)             --            --          --      --       --          --
                 Value Fund (10/97;5/93)                          --            --          --      --       --          --
            ALLIANCE VP
                 Premier Growth Portfolio (Class B)               --            --          --      --       --          --
                 (8/99;6/99)
                 Technology Portfolio (Class B) (8/99,6/99)       --            --          --      --       --          --
                 U.S. Government/High Grade Securities            --            --          --      --       --          --
                    Portfolio (Class B) (8/99;6/99)
            BARON
                 Capital Asset Fund (8/99;10/98)                  --            --          --      --       --          --
            FIDELITY VIP
             III Growth & Income Portfolio (Service Class)        --            --          --      --       --          --
                 (8/99;12/96)
             III Mid Cap Portfolio (Service Class)                --            --          --      --       --          --
                 (7/99;12/98)
                 Overseas Portfolio (Service Class)               --            --          --      --       --          --
                 (7/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
                 Franklin Real Estate Securities Fund -           --            --          --      --       --          --
                 Class 2 (8/99;1/99)
                 Mutual Shares Securities Fund - Class 2          --            --          --      --       --          --
                 (8/99;1/99)
                 Templeton International Smaller Companies        --            --          --      --       --          --
                 Fund - Class 2 (8/99;1/99)
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
                 Capital Growth Fund (5/99;4/98)                  --            --          --      --       --          --
                 COREsm U.S. Equity Fund (5/99;2/98)              --            --          --      --       --          --
                 Global Income Fund (5/99;1/98)                   --            --          --      --       --          --
                 International Equity Fund (5/99;1/98)            --            --          --      --       --          --
                 Internet Tollkeeper Fund (_/_;_/_)+              --            --          --      --       --          --
            Janus Aspen Series
                 Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (_/_;_/_)/
                 Growth Portfolio: Service Shares (_/_;_/_)       --            --          --      --       --          --
                 International Growth Portfolio (_/_;_/_)         --            --          --      --       --          --

 *(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, 0.15% variable account administrative charge, a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charge. Premium taxes are not reflected in these total returns.
  +Fund had not commenced operations as of Dec. 31, 1999.

[To be updated upon amendment.].

Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minumum Income Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999 (continued)

                                                                  Performance Since

                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
                 U.S. Disciplined Equity Portfolio                --%           --%         --%     --%     --%         --%
                 (8/99;12/94)*
            LAZARD RETIREMENT SERIES INC.
                 Equity Portfolio (8/99;3/98)                     --            --          --      --       --          --
                 International Equity Portfolio (8/99;9/98)       --            --          --      --       --          --
            MFS (R) VARIABLE INSURANCE TRUSTSM (VIT)
                 New Discovery Series (7/99;5/98)                 --            --          --      --       --          --
                 Research Series (7/99;7/95)                      --            --          --      --       --          --
                 Utilities Series (7/99;1/95)                     --            --          --      --       --          --
            PUTNAM VARIABLE TRUST
                 Putnam VT Growth and Income Fund - Class         --            --          --      --       --          --
                 IB*** (10/98;2/88)
                 Putnam VT International Growth Fund -            --            --          --      --       --          --
                 Class IB*** (8/99;1/97)
                 Putnam VT International New Opportunities        --            --          --      --       --          --
                 Fund - Class IB*** (8/99;1/97)
            ROYCE
                 Micro-Cap Portfolio (8/99;12/96)                 --            --          --      --       --          --
                 Premier Portfolio (8/99;12/96)                   --            --          --      --       --          --
            THIRD AVENUE
                 Value Portfolio (_/_;_/_)                        --            --          --      --       --          --
            WANGER
                 International Small Cap (8/99;5/95)              --            --          --      --       --          --
                 U.S. Small Cap (8/99;5/95)                       --            --          --      --       --          --
            WARBURG PINCUS TRUST
                 Emerging Growth Portfolio (8/99;7/99)            --            --          --      --       --          --

  *(Commencement date of the subaccount; Commencement date of the fund) **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35 % Guaranteed
  Minimum  Income  Benefit  Rider  (6%  Accumulation   Benefit  Base)  fee  and
  applicable withdrawal charge. Premium taxes are not reflected in these total returns.
  ***Performance information for Class IB shares are based on Class IA shares adjusted to reflect payments made under the Class IB distribution Plan.

[To be updated upon amendment.]

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                             ERV - P
                         -----------------
                                P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one-, five- and ten- year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the annual contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee, the 8% Performance Credit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period:
         (b) less, a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)      multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends;

o the value of any shares purchased with dividends paid during the period; and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge; or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998

Subaccount       Investing In                      Simple Yield   Compound Yield
EMS              AXPSM VP - Cash Management Fund        --%            --%
[To be updated upon amendment]

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period according to the following formula:

                         YIELD = 2[a-b + 1)6 - 1]
                                 cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1998

Subaccount        Investing In                                     Yield
ESI               AXPSM Variable Portfolio - Bond Fund              --%
[To be updated upon amendment]

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare:

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or the closest valuation date that falls before) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar before the retirement date. The number of units in your subaccount is fixed.
The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

             Rating agency                          Rating

               A.M. Best                              A+
                                                  (Superior)

             Duff & Phelps                           AAA

                Moody's                              Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS
[To be updated upon amendment]

PART C.

Item 24.          Financial Statements and Exhibits

(a) Financial Statements included in Part B of this Registration Statement to be added upon amendment:

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 37 additional subaccounts within the separate account dated
     June 29, 1999, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to American Enterprise Variable Annuity Account Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

2.   Not applicable.

3. Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as
     Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1  Form of Deferred Annuity Contract (form 43431) filed  electronically  as
     Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2  Form of Roth  IRA  Endorsement  (form  43094)  filed  electronically  as
     Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3  Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit
     4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4 Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to American Enterprise Variable Annuity Account Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

5.   Form of Variable Annuity  Application (form 43432) filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit 6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2  Amended  By-Laws of  American  Enterprise  Life,  filed  electronically  as
     Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.   Not applicable.

8.1 Form of Participation Agreement among Royce Capital Fund, Royce & Associates, Inc. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.2(a) Copy of  Participation  Agreement  among Putnam  Capital  Manager  Trust,
     Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.2(b) Form of Amendment No. 4 to  Participation  Agreement among Putnam Capital
     Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company dated June 15, 1999 filed electronically as Exhibit
     8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.3 Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4(a) Copy of  Participation  Agreement among Goldman Sachs Variable  Insurance
     Trust,  Goldman Sachs & Co. and American Enterprise Life Insurance Company,
     dated  April  1,  1999,   filed   electronically   as  Exhibit 8.4(a)  to
     Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4(b) Form of  Amendment  1 to  Schedule  2 to  Participation  Agreement  among
     Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4(c) Form of  Amendment  1 to  Schedule  3 to  Participation  Agreement  among
     Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.4(c) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered to be filed upon amendment.

10.  Consent of Independent Auditors to be filed upon amendment.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 to be filed upon amendment.

14. Power of Attorney to sign this Post-Effective Amendment, dated July 29, 1999, filed electronically as Exhibit 15.3 to Initial Registration Statement No. 333-85567, filed on or about Aug. 19, 1999 is incorporated by reference.

Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

James E. Choat                        IDS Tower 10                           Director, President and Chief
                                      Minneapolis, MN  55440                 Executive Officer

Lorraine R. Hart                      IDS Tower 10                           Vice President, Investments
                                      Minneapolis, MN  55440

Jeffrey S. Horton                     IDS Tower 10                           Vice President and Treasurer
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                           Director and Chairman of the Board
                                      Minneapolis, MN  55440

Bruce A. Kohn                         IDS Tower 10                           Vice President, Group Counsel and
                                      Minneapolis, MN  55440                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Paula R. Meyer                        IDS Tower 10                           Director and Executive Vice
                                      Minneapolis, MN  55440                 President, Assured Assets

Mary Ellyn Minenko                    IDS Tower 10                           Vice President, Group Counsel and
                                      Minneapolis, MN  55440                 Assistant Secretary

Stuart A. Sedlacek                    IDS Tower 10                           Executive Vice President
                                      Minneapolis, MN  55440


William A. Stoltzmann                 IDS Tower 10                           Director, Vice President, General
                                      Minneapolis, MN  55440                 Counsel and Secretary

Philip C. Wentzel                     IDS Tower 10                           Vice President and Controller
                                      Minneapolis, MN 55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico


     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.          Number of Contract owners

                  Not applicable.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters

(
(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -----------------------------------

Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Retail - Retail      None
IDS Tower 10                           Distribution Services
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                        Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Senior Vice President-Field         None
Suites 6&7                             Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Senior Vice President and General   None
Suite 150                              Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President and                  None
IDS Tower 10                           Controller-Advice and Retail
Minneapolis, MN  55440                 Distribution Group

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

Raymond G. Kelly                       Group Vice President-North Texas    None
Suite 250
801 East Campbell Road
Richardson, TX 75081

Richard W. Kling                       Senior Vice President-Insurance     None
IDS Tower 10                           Products
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Direct and Interactive
Minneapolis, MN  55440                 Group

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Fred A. Mandell                        Vice President-Distribution         None
IDS Tower 10                           Channel Marketing
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Senior Vice President-Investment    None
IDS Tower 10                           Products and Vice
Minneapolis, MN  55440                 President-Variable Assets

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Consumer Marketing   None
IDS Tower 10
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation         None
IDS Tower 10                           Services and ARD Product
Minneapolis, MN  55440                 Distribution

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President Branded Platform     None
IDS Tower 10                           Project
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                      Group Vice President-Central        None
2200 Douglas Blvd.                      California/Western Nevada
Suite 200, Bldg. B
Roseville, CA  95661

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                       Group Vice President-Gulf States    None
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c)

                    Net Underwriting
Name of Principal   Discounts and    Compensation on  Brokerage
Underwriter         Commissions      Redemption       Commissions   Compensation

American Express    $[_________]     $[___________]      None           None
Financial Advisors
Inc.

To be updated upon amendment

Item 30.                            Location of Accounts and Records

             American Enterprise Life Insurance Company
             IDS Tower 10
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance
                 (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of February, 2000.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                                     (Registrant)

                           By American Enterprise Life Insurance Company
                                                     (Sponsor)

                           By /s/James E. Choat*
                                 James E. Choat
                                 President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2000.

Signature                          Title

/s/  James E. Choat*               Director, President and
     James E. Choat                Chief Executive Officer

/s/  Jeffrey S. Horton *           Vice President and Treasurer
     Jeffrey S. Horton

/s/  Richard W. Kling*             Director and Chairman of the Board
     Richard W. Kling

/s/  Paul S. Mannweiler*           Director
     Paul S. Mannweiler

/s/  Paula R. Meyer*               Director and Executive Vice President -
     Paula R. Meyer                Assured Assets

/s/  William A. Stoltzmann*        Director, Vice President, General
     William A. Stoltzmann         Counsel and Secretary

/s/  Philip C. Wentzel*            Vice President and Controller
     Philip C. Wentzel

*Signed pursuant to Power of Attorney, dated July 29, 1999, filed electronically as Exhibit 15 to Initial Registration Statement No. 333-85567, filed on or about Aug. 19, 1999, is incorporated by reference.




By: /s/ Mary Ellyn Minenko
        Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other Information.

         The signatures.